ACQUISITON OF WORLD MOTO ASSETS (RESTATED)	12 Months Ended
Dec. 31, 2013
ACQUISITON OF WORLD MOTO ASSETS [Abstract]
ACQUISITON OF WORLD MOTO ASSETS

NOTE 3 - ACQUISITON OF WORLD MOTO ASSETS (RESTATED)

On September 1, 2012, the Company entered into an Asset Purchase Agreement with World Moto (Thailand) Co., Ltd., a corporation established under the laws of the Kingdom of Thailand ("World Moto"), Chris Ziomkowski, the Chief Technical Officer of World Moto and Paul Giles, the Chief Executive Officer of World Moto. The Agreement was consummated on November 14, 2012. The Company purchased from World Moto substantially all of the intellectual property and certain other specific intellectual property assets related to World Moto's initial product, Moto-Meter (the "Assets"), which includes three United States patent applications, the data related to the patent applications, certain software related to the operation of the Moto-Meter, several URLs and trade-names and associated names related to the Moto-Meter and World Moto. Moto-Meters are devices that provide metering of rides on motor scooters, motorcycles and similar types of transportation vehicles and have been developed by World Moto.

The Company evaluated this transaction under the business combination rules and concluded that this was an asset purchase rather than a business combination. The Company is determined to be both the legal acquirer and the accounting acquirer of these assets. Since the new shareholders simultaneously obtained the control of the Company, with an overall ownership percentage of approximately 60%, the assets acquired from World Moto were recorded at the their historical cost basis of zero. The Company issued 1,240,871 shares of common stock for all Assets and issued 576,923 shares of common stock to pay for a seller specified outstanding debt in the amount of $75,000. These shares were valued at $236,314 based on the closing price of the Company's common stock on November 14, 2012 and recorded by the Company as share-based compensation. As the result of 1-for-181 forward stock split, described in Note 7, sellers of World Moto Assets received 224,597,666 shares of the Company's common stock.